Class A, B, C, R and R4 | Columbia Income Builder Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Income Builder Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Income Builder Fund	Class A	Class B	Class C	Class R	Class R4
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none
Other expenses	0.16%	0.16%	0.16%	0.16%	0.35%
Acquired fund fees and expenses (underlying funds)	0.68%	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	1.09%	1.84%	1.84%	1.34%	1.03%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Income Builder Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	581	805	1,048	1,745
Class B	(if shares are redeemed)	687	879	1,196	1,966
Class C	(if shares are redeemed)	287	579	996	2,164
Class R	(whether or not shares are redeemed)	136	425	735	1,618
Class R4	(whether or not shares are redeemed)	105	328	570	1,264

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Income Builder Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	187	579	996	1,966
Class C	(if shares are not redeemed)	187	579	996	2,164

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*

Alternative
Equity	Fixed Income	Cash	Investment Strategy
0-35%	55-100%	0-15%	0-20%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The Investment Manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large-cap, mid-cap and small-cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the investment manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the investment manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the investment manager and its affiliates. There are also circumstances in which the investment manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. The Fund will have exposure to the principal risks of the underlying funds. A description of the principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statements of Additional Information of the underlying funds. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds.

PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class A, Class B, Class C and Class R4 shares is February 16, 2006; the inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 9.74% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -8.86% (quarter ended December 31, 2008).
  Class A year-to-date return was 5.26% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Income Builder Fund	1 year	5 years	Since inception		Inception Date
Class A	(0.19%)	3.49%	4.42%		Feb. 16, 2006
Class A after taxes on distributions	(1.34%)	2.06%	2.94%		Feb. 16, 2006
Class A after taxes on distributions and redemption of fund shares	none	2.14%	2.92%		Feb. 16, 2006
Class B	(0.94%)	3.38%	4.36%		Feb. 16, 2006
Class C	3.02%	3.73%	4.51%		Feb. 16, 2006
Class R	4.64%	4.39%	5.17%		Feb. 16, 2006
Class R4	4.79%	4.79%	5.58%		Feb. 16, 2006
Barclays U.S. Aggregate Bond Index (Barclays) (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.30%		Feb. 16, 2006
Russell 3000 Value Index (Russell 3000 Value) (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	0.37%		Feb. 16, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.86%	[1]	Feb. 28, 2006
Blended Index (consists of 65% Barclays, 25% Russell 3000 Value, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	5.32%	4.06%	4.68%	[1]	Feb. 28, 2006
[1]	As of February 28, 2006.

The Barclays U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.